Subsequent Events (Details) - USD ($)	Aug. 14, 2015	Aug. 04, 2015	Jun. 12, 2015
Subsequent events
Distributions made			$ 5,000,000
Subsequent Events. | Virtu Financial, LLC
Subsequent events
Distributions made		$ 10.0
Subsequent Events. | Class A common stock
Subsequent events
Dividends declared (in dollars per share)	$ 0.24
Subsequent Events. | Class B common stock
Subsequent events
Dividends declared (in dollars per share)	$ 0.24